3. Sulfatos Acquisition	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Sulfatos Acquisition
3. Sulfatos Acquisition

On February 15, 2012, Bluestone purchased a 60% equity interest in Sulfatos Chile from Santa Teresa Minerals S.A., a Chilean corporation ("Santa Teresa Minerals"). The purchase price for the equity interest was: (a) a 20% interest in Bluestone; (b) $2.2 million, with $1.1 million paid by assumption of a demand loan payable by Santa Teresa Minerals to Angelique de Maison, and the balance of $1.1 million to be paid in monthly installments from time to time upon demand by Santa Teresa Minerals. As of December 31, 2012, the entire purchase price had been paid. On October 16, 2012 Angelique de Maison entered into an agreement with Santa Teresa Minerals pursuant to which Santa Teresa Minerals waived and released any claim to any equity interests in Bluestone or Lustros and their affiliated companies, with Bluestone and Lustros Inc. express third party beneficiaries of that waiver and release. As such, Santa Teresa Minerals' 20% interest in Bluestone has been cancelled, and Bluestone is a wholly owned subsidiary of Lustros.

At the time of the Sulfatos Acquisition, Bluestone was an affiliate of Santa Teresa Minerals because substantially all of the equity interests of Bluestone were owned by Juan Carlos Camus Villegas and Angelique de Maison, who were officers and/or directors of Santa Teresa Minerals and its parent holding company and were principal shareholders of the parent holding company.

The Sulfatos Acquisition has been treated as an "asset purchase" for financial reporting purposes. Because the Sulfatos Acquisition was between related parties, the purchase price has been allocated to additional paid-in capital and the assets and liabilities were carried over at historical costs. Results of operations for Sulfatos have been reflected in the Company's financial statements from the closing date.

The following information presents supplemental cash flows information of assets acquired and liabilities assumed in connection with the Sulfatos Acquisition:

Twelve months
Ended
December 31, 2012
Prepaid expenses	$764,551
Equipment	3,289,521
Mining property	3,492,824
Land	549,310
Accounts payable	(447,343)
Notes payable	(2,580,399)
$5,068,464
Plus, cash acquired	892,294
Total value of acquisition	$5,960,758
Value of acquisition allocated to additional paid-in capital	$2,696,455
Value of acquisition allocated to minority interest	$3,264,303

 The following table summarizes the historical cost values of the assets acquired and liabilities assumed at the date of Sulfatos Acquisition. In accordance with US GAAP, the assets and liabilities acquired are carried over at their historical value because the transaction occurred between related parties.

At
February 15, 2012
Working Capital Items
Cash and cash equivalents	$892,294
Prepaid expenses and other	764,551
Accounts payable and accrued liabilities	(447,343)
Notes payable	(2,580,399)
Subtotal—Working Capital Items	(1,370,897)

Long-lived Assets:
Property & Equipment
Land	549,310
Mining property	3,492,824
FFE and Equipment	3,289,521
Subtotal—long-lived assets	7,331,655

Total value of acquisition	$5,960,758

Value of acquisition allocated to additional paid-in capital	$2,696,455
Value of acquisition allocated to minority interest	$3,264,303

Had the Sulfatos Chile Acquisition taken place on January 1, 2012, results of operations would have reflected the following pro forma amounts for the three and nine months ended September 30, 2012 as compared to September 30, 2013:

	Three Months Ended September 30,
	2012						2013
	Lustros, Inc.	Sulfatos Chile	Lustros Chile		Purchase	Pro
	Actual	Actual	Actual	Consolidated	Adjustments	Forma	Consolidated
Revenues	$–	$2,959	$–	$2,959	$–	$2,959	$66,580
Cost of goods sold	–	–	–	–	–	–	(168,228)
Operating expenses	(399,863)	(1,082,858)	(136,730)	(1,619,451)	(212,807)	(1,832,258)	(949,467)
Other expense	–	–	–	–	–	–	(358,287)
Interest expense	–	(2,858)	–	(2,858)	–	(2,858)	(49,006)
Net loss	$(399,863)	$(1,082,757)	$(136,730)	$(1,619,350)	$(212,807)	$(1,832,157)	$(1,458,408)

	Nine Months Ended September 30,
	2012						2013
	Lustros, Inc.	Sulfatos Chile	Lustros Chile		Purchase	Pro
	Actual	Actual	Actual	Consolidated	Adjustments	Forma	Consolidated
Revenues	$–	$54,900		$54,900	$–	$54,900	$66,580
Cost of goods sold	–	–	–	–	–	–	(168,228)
Operating expenses	(783,564)	(2,442,552)	(136,730)	(3,362,846)	(212,807)	(3,575,653)	(2,628,818)
Other expense	–	–	–	–	–	–	(91,693)
Interest expense	–	(4,023)	–	(4,023)	–	(4,023)	(283,780)
Net loss	$(783,564)	$(2,391,675)	$(136,730)	$(3,311,969)	$(212,807)	$(3,524,776)	$(3,105,939)

The $212,807 purchase adjustment is the operating expenses incurred by Sulfatos Chile from January 1, 2012 to February 15, 2012.

On February 15, 2012, Bluestone purchased a 60% equity interest in Sulfatos Chile from Santa Teresa Minerals S.A., a Chilean corporation ("Santa Teresa Minerals"). The purchase price for the equity interest was: (a) a 20% interest in Bluestone; (b) $2.2 million, with $1.1 million paid by assumption of a demand loan payable by Santa Teresa Minerals to Angelique de Maison, and the balance of $1.1 million to be paid in monthly installments from time to time upon demand by Santa Teresa Minerals. As of December 31, 2012, the entire purchase price had been paid. On October 16, 2012 Angelique de Maison entered into an agreement with Santa Teresa Minerals pursuant to which Santa Teresa Minerals waived and released any claim to any equity interests in Bluestone or Lustros and their affiliated companies, with Bluestone and Lustros Inc. express third party beneficiaries of that waiver and release. As such, Santa Teresa Minerals' 20% interest in Bluestone has been cancelled, and Bluestone is a wholly owned subsidiary of Lustros.

At the time of the Sulfatos Acquisition, Bluestone was an affiliate of Santa Teresa Minerals because substantially all of the equity interests of Bluestone were owned by Juan Carlos Camus Villegas and Angelique de Maison, who were officers and/or directors of Santa Teresa Minerals and its parent holding company and were principal shareholders of the parent holding company.

The Sulfatos Acquisition has been treated as an "asset purchase" for financial reporting purposes. Because the Sulfatos Acquisition was between related parties, the purchase price has been allocated to additional paid-in capital and the assets and liabilities were carried over at historical costs. Results of operations for Sulfatos have been reflected in the Company's financial statements from the closing date.

The following information presents supplemental cash flows information of assets acquired and liabilities assumed in connection with the Sulfatos Acquisition:

Twelve months
Ended
December 31, 2012
Prepaid expenses	$764,551
Equipment	3,289,521
Mining property	3,492,824
Land	549,310
Accounts payable	(447,343)
Notes payable	(2,580,399)
$5,068,464
Plus, cash acquired	892,294
Total value of acquisition	$5,960,758
Value of acquisition allocated to additional paid-in capital	$2,696,455
Value of acquisition allocated to minority interest	$3,264,303

The following table summarizes the historical cost values of the assets acquired and liabilities assumed at the date of Sulfatos Acquisition. In accordance with US GAAP, the assets and liabilities acquired are carried over at their historical value because the transaction occurred between related parties.

At
February 15, 2012
Working Capital Items
Cash and cash equivalents	$892,294
Prepaid expenses and other	764,551
Accounts payable and accrued liabilities	(447,343)
Notes payable	(2,580,399)
Subtotal—Working Capital Items	(1,370,897)

Long-lived Assets:
Property & Equipment
Land	549,310
Mining property	3,492,824
FFE and Equipment	3,289,521
Subtotal—long-lived assets	7,331,655

Total value of acquisition	$5,960,758

Value of acquisition allocated to additional paid-in capital	$2,696,455
Value of acquisition allocated to minority interest	$3,264,303

Had the Sulfatos Chile Acquisition taken place on January 1, 2012, results of operations would have reflected the following pro forma amounts for the twelve months ended December 31, 2012:

	Twelve months Ended December 31, 2012
	Lustros, Inc.	Sulfatos Chile	Lustros Chile	Mineraltus		Purchase	Pro
	Actual	Actual	Actual	Actual	Consolidated	Adjustments	Forma
Revenues	$–	$54,902	$–	$–	$54,902	$–	$54,902
Operating expenses	1,033,884	3,138,341	176,025	22,324	4,370,574	212,807	4,583,381
Interest expense	13,787	53,181	4,349	4	71,321	–	71,321
Net loss	$(1,047,671)	$(3,136,620)	$(180,374)	$(22,328)	$(4,386,993)	$(212,807)	$4,709,604

The $212,807 purchase adjustment is the operating expenses incurred by Sulfatos Chile from January 1, 2012 to February 15, 2012.